Dunham Real Estate Stock Fund
Shareholder Fees - Dunham Real Estate Stock Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses - Dunham Real Estate Stock Fund		Class A	Class C	Class N
Management Fees	[1]	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.73%	0.73%	0.73%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		2.05%	2.80%	1.80%
[1]	Management Fees have been restated to reflect a new sub-advisory agreement that is effective May 1, 2012. Actual sub-advisory fees may be higher or lower depending on Fund performance. The new sub-advisory fee is a fulcrum fee with a base or fulcrum of 0.40% and can range from 0.10% to 0.70% depending on the effect of performance fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example - Dunham Real Estate Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	771	1,181	1,615	2,817
Class C	283	868	1,479	3,128
Class N	183	566	975	2,116

Principal Investment Strategies

The Fund's sub-adviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity securities (including real estate investment trusts ("REITs")) of U.S. real estate companies. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in equity securities of companies principally engaged in the U.S. real estate industry. The Fund defines a company as principally engaged in the U.S. real estate industry if at least 50% of the company's revenues or 50% of the market value of the company's assets are related to the ownership, construction, management or sale of U.S. real estate. The sub-adviser believes that by investing in equity securities of real estate companies, rather than investing in individual commercial or residential properties, the Fund's returns may be higher because of the benefits of diversification that include the avoidance of excess exposure to property-specific risks such as tenant default, illiquidity, property damage and vacancy. In general, the sub-adviser buys securities of issuers that generate above-average cash flow from operations and are trading at an attractive valuation. The sub-adviser sells securities when a company no longer meets its selection criteria or there is a sufficiently more attractive company. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

The sub-adviser seeks to outperform other real estate funds using in-house knowledge, research and its understanding of the real estate market. The sub-adviser seeks to find favorable real estate investments in the public markets through disciplined analysis by combining bottom-up fundamental research of companies with a research driven top-down asset allocation. Through such analysis, the sub-adviser seeks to deliver total return by identifying individual company value and by repositioning the Fund's portfolio to be invested in companies with the best property types and geographic regions based on current real estate market conditions. Additionally, the sub-adviser focuses the Fund's securities portfolio on investments that generally provide income and also have the potential for long-term capital appreciation.